Dividends	6 Months Ended
Jun. 30, 2018
Shareholders equity and dividends [Abstract]
Shareholders equity and dividends [text block]

7 Dividends

In May 2018, Equinor’s general assembly approved a dividend of USD 0.23 per share for the fourth quarter of 2017 and it was paid in the second quarter of 2018. For the first quarter of 2018 a dividend of USD 0.23 per share will be paid around 30 August 2018. The Equinor share will trade ex-dividend on Oslo Børs (OSE) and on New York Stock Exchange (NYSE) 21 August 2018. Record date will be 22 August.

On 25 July 2018, the board of directors resolved to declare a dividend for the second quarter of USD 0.23 per share. The Equinor share will trade ex-dividend 21 November 2018 on OSE and 20 November 2018 for ADR holders on NYSE. Record date will be 22 November 2018 on OSE and 21 November 2018 on NYSE. Payment date will be around 30 November 2018.

		First half		Full year
Dividends	Q2 2018	2018	Q2 2017	2017

Dividends paid in cash (in USD million)	744	1,147	728	1,491
USD per share or ADS	0.2300	0.4501	0.4402	0.8804
NOK per share	1.8575	3.5964	3.7168	7.2615

Scrip dividends (in USD million)	0	338	678	1,357
Number of shares issued (in million)	0.0	15.5	41.8	78.1

Total dividends	744	1,485	1,406	2,848